Document and Entity Information	Feb. 01, 2022
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	GENERAL MONEY MARKET FUND, INC.
Entity Central Index Key	0000353560
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Mar. 31, 2021
Service Shares Prospectus | Dreyfus Money Market Fund | Dreyfus Money Market Fund-Service Shares
Prospectus:
Trading Symbol	GMBXX